Leases (Details) - Jun. 30, 2024	USD ($)	CNY (¥)
Leases [Abstract]
2024	$ 65,027	¥ 463,434
2025	65,186	464,565
2026	31,369	223,563
2027
2028
Total lease payments	161,582	1,151,562
Less: Interest	9,067	64,614
Present value of lease liabilities	$ 152,515	¥ 1,086,948